CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 2(a)

Loan Level Exception - Final Grades
Run Date - 9/2/2026 2:41:31 PM

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Edgar Loan ID	Seller Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
	2026-HYB1-100056							Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100459	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.09453% or Final Disclosure APR of 9.09600% is equal to or greater than the threshold of APOR 7.44% + 1.5%, or 8.94000%. Compliant Higher Priced Mortgage Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - WAIVED COMMENT [Redacted]: Waived	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		FHPML - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100460	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met. [2] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Lender approved exception with compensating factors for missing the VOR as the Borrower was recently divorced and moved out of home shared with ex and missing 12 months payment receipts for Child Support Income. Lender approved exception with compensating factors for missing 12 months payment receipts for Child Support Income. Lender approved exception with compensating factors for missing the VOR as the Borrower was recently divorced and moved out of home shared with ex.	REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - CDA fee added on Loan Estimate issued [Redacted]change form indicated invoice was received but did not explain why CDA was ordered.: CDA fee added on Loan Estimate issued [Redacted]change form indicated invoice was received but did not explain why CDA was ordered.	SELLER - GENERAL COMMENT [Redacted]: Doc uploaded to clear condt
SELLER - GENERAL COMMENT [Redacted]: COC for CDA attached
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted]  Appraisal in file is dated [Redacted] and CDA fee added on LE dated [Redacted] is not within 3 days' timeline. COC dated [Redacted] states CDA added as per underwriter condition. In order to clear this exception kindly provide additional information for addition of CDA fee along with evidence when underwriter conditioned for CDA report. Provide requested documents or cure Docs. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing.
SELLER - GENERAL COMMENT [Redacted]: Findings are valid, PCCD and Letter of Explanation (LOE) are attached for refund of the [Redacted] 00 CDA fee.
REVIEWER - GENERAL COMMENT [Redacted]: [Redacted]  received Post CD and LOX. However, we would also require Copy of refund check and proof of mailing in order to cure the exception.
SELLER - GENERAL COMMENT [Redacted]: PCCD, LOE, Check and Proof of mailing all attached
																							REVIEWER - CURED COMMENT [Redacted]: [Redacted] Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100461	Second Home	Refinance Cash-out - Other	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Waterfall due to assets requirement not met.
EXCEPTION #1: Credit- guides allow for 1x30x12 or 0x90x12.  Borrower had on going issue with [Redacted] through covid, borrower tried making payments in forbearance, and [Redacted] Rejected them. Loan went to foreclosure [Redacted], borrower was working with them but [Redacted] kept changing the terms. Went to mediation and [Redacted] agreed to amend the terms of the loan. We to court again and judge ask that nothing be done for 3mo to allow him to sell or refi, 4 days after the court order [Redacted] files first delinquency, due to the delinquency now reported he couldn't refi. Borrower paid 186k to bring the loan current and has been current ever sense. See attached time line of events from borrower. Borrower also provided emails from attorney's, bank statements showing rejected payments all are in LOE delinquent credit bucket in encompass.

EXCEPTION #4: Borrower owes the [Redacted] approximately 58k in taxes. His CPA tried to put it on a payment plan, however the [Redacted] has to accept it which they havent officially yet and he has no idea when they will. I suggested paying it in full out of the cash back, which he said he'd be happy to do however he cannot get an official payoff from them while his application for payment plan is pending… I do know the [Redacted] can be very slow with stuff like this, so request is to close as is. The subject property is NOT in [Redacted], it's in[Redacted]
Second homes require 12 months reserves.
														The maximum amount of cash out for a cash-out refinance transaction is $500,000.	REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100462	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.67931% or Final Disclosure APR of 8.71100% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - [Redacted] Rate Spread Threshold Test Compliant: [Redacted] Rate Spread Home Loan: APR on subject loan of 8.67931% or Final Disclosure APR of 8.71100% is equal to or greater than the threshold of APOR 6.88% + 1.5%, or 8.38000%. Compliant Rate Spread Home Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
State Compliance - Compliant, nothing further required from lender, investor to approve.: Compliant, nothing further required from lender, investor to approve.	REVIEWER - WAIVED COMMENT [Redacted]: Waived SELLER - GENERAL COMMENT [Redacted]: What is the status of this loan? All exceptions cleared. REVIEWER - WAIVED COMMENT [Redacted]: waived	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

																								State Compliance - North Carolina Rate Spread Threshold Test Compliant: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances			State HPML - Compliant	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100463	Primary	Purchase	Non QM	3	2	[2] Miscellaneous - Credit Exception:	#1: Credit- Guides require 2% of the balance if deferred. Borrower has student loan that is currently deferred but has a letter of what the payment will be when it comes out of deferment [Redacted], so using that payment to qualify. Requesting approval to use the payment on the letter, which is less than 2%.

#2: S/E less than 24 months - bought the business 12 months ago. Business is a well established business here in the Valley with a long

#3: Using AVM for value on departing residence.

#4: Waive proof of security deposit (lease starts in January so borrowers can vacate and paint and make some repairs).

#5: Waiving requirement for CPA letter as it relates to use of business funds. CPA cited certain legal sections as to why CPA's shouldn't comment on solvency of business for lender credit decisions	REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.01114% or Final Disclosure APR of 9.11800% is equal to or greater than the threshold of APOR 7.15% + 1.5%, or 8.65000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - [Redacted] 2014 - 3% Points and Fees: [Redacted] 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.38473% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redacted] on a Federal Total Loan Amount of [Redacted] vs. an investor allowable total of [Redacted] (an overage of [Redacted] or 1.38473%).	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - WAIVED COMMENT [Redacted]: Waived REVIEWER - WAIVED COMMENT [Redacted]: EV2	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

																									Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100469							Investment	Refinance Cash-out - Other	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - Guideline Requirement: Available for Reserves discrepancy.	Lender waived exception for using proceeds from loan to cover reserves. Short reserves, lender waived exception to use net proceeds.	SELLER - GENERAL COMMENT [Redacted]: This one has a committee approval for reserves and using cash back. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. SELLER - GENERAL COMMENT [Redacted]: OTHL Committee Approval for Reserves SELLER - GENERAL COMMENT [Redacted]: This one has a committee approval for reserves and using cash back. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Appraisal report dated [Redacted] with Note date of [Redacted] missing evidence of waiver.: Appraisal report dated [Redacted] with Note date of [Redacted] missing evidence of waiver.	REVIEWER - WAIVED COMMENT [Redacted]: EV2		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100470	Investment	Refinance Cash-out - Other	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Property type discrepancy.: Appraisal property type of ___ does not match Guideline property type of ___.	Exception #1: Income calculation - using YTD commission + base salary. [Redacted]made 280k+ in [Redacted], and tracking over 200k YTD, but [Redacted] was low due to previous employment changes and leaving company to join OTHL. Low LTV, good credit and reserves.

Exception #2 - Condotel requires committee approval
Exception #3 - Litigation at by owners against HOA. Per [Redacted], "Firstly, there are no lawsuits that started in [Redacted] that I am aware of. The one I think you are referencing was started in [Redacted] for work that was done in [Redacted]. After that the
Phase one building was completely renovated on the outside it was paid for with a loan and then a large special assessment, since then it was determined that the railings in the phase 2 building were not up to code and additional posts were installed this spring the expense was also added to that lawsuit along with a class action suit for loss of income and use by the owners since the balconies were shut off during the additional post installation fiasco.
Lender exception in file.	REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100471	Investment	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of ___ exceeds Guideline high loan to value percentage of ___
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.
													[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Lender exception in file. Lender exception in file. Lender exception in file.	REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file. REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100480	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.17598% or Final Disclosure APR of 9.55500% is equal to or greater than the threshold of APOR 7.70% + 1.5%, or 9.20000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.47970% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Missing a verbal VOE within 10 days prior to the note date: Missing a verbal VOE within 10 days prior to the note date
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	SELLER - GENERAL COMMENT [Redacted]: Investor to review
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.47970% or Final Disclosure APR of 9.55500% is equal to or greater than the threshold of APOR 7.70% + 1.5%, or 9.20000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100481	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.60053% or Final Disclosure APR of 9.60100% is equal to or greater than the threshold of APOR 7.83% + 1.5%, or 9.33000%. Compliant Higher Priced Mortgage Loan.
[3] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.60053% is in excess of allowable threshold of Prime Mortgage Market Rate 7.40000% + 1.75%, or 9.15000%.  Compliant SubPrime Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The monthly payment on the covered transaction: monthly principal and interest amount, using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: The monthly payment on the covered transaction: monthly principal and interest amount, using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.	SELLER - GENERAL COMMENT [Redacted]: investor to review
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			State HPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100482	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.26425% or Final Disclosure APR of 9.56400% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.56436% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%. Non-Compliant SubPrime Loan.	Federal Compliance - The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61st months, which does not match the non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.: The guidelines require the payment qualification to be based on the highest interest rate that can occur in the first 61st months, which does not match the non-QM qualification method of using the greater of the fully indexed rate at fully amortized payment or the note rate at the full amortized payment.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.56436% or Final Disclosure APR of 9.56400% is equal to or greater than the threshold of APOR 7.86% + 1.5%, or 9.36000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: [Redacted]  Subprime Loan: APR on subject loan of 9.56436% is in excess of allowable threshold of Prime Mortgage Market Rate 7.47000% + 1.75%, or 9.22000%.  Non-Compliant SubPrime Loan.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100483	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.20881% or Final Disclosure APR of 9.73600% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.79371% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.79371% or Final Disclosure APR of 9.73600% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100484	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.29996% or Final Disclosure APR of 9.67400% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.67398% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - APR on subject loan of 9.67398% or Final Disclosure APR of 9.67400% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%.: APR on subject loan of 9.67398% or Final Disclosure APR of 9.67400% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%.
Federal Compliance - Per guidelines qualifying methods: The monthly payment on the covered transaction: monthly principal and interest amount, using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines qualifying methods: The monthly payment on the covered transaction: monthly principal and interest amount, using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.67398% or Final Disclosure APR of 9.67400% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100485	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27435% or Final Disclosure APR of 9.71200% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.65091% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The monthly payment on the covered transaction: monthly principal and interest amount, using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: The monthly payment on the covered transaction: monthly principal and interest amount, using the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.	SELLER - GENERAL COMMENT [Redacted]: investor to review
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.65091% or Final Disclosure APR of 9.71200% is equal to or greater than the threshold of APOR 7.83% + 1.5%, or 9.33000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.65091% or Final Disclosure APR of 9.71200% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100487	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.22344% or Final Disclosure APR of 9.60000% is equal to or greater than the threshold of APOR 7.70% + 1.5%, or 9.20000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.60021% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Receipt dated [Redacted] however appraisal report dated [Redacted].: Receipt dated [Redacted] however appraisal report dated [Redacted].
Federal Compliance - Per guides - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination.: Per guides - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.60021% or Final Disclosure APR of 9.60000% is equal to or greater than the threshold of APOR 7.70% + 1.5%, or 9.20000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100488	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.16994% or Final Disclosure APR of 9.69800% is equal to or greater than the threshold of APOR 7.70% + 1.5%, or 9.20000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.62324% is in excess of allowable threshold of Prime Mortgage Market Rate 7.47000% + 1.75%, or 9.22000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant.: [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant.
Federal Compliance - Disclosed Projected Total Max Payment Amount is [Redacted], Calculated Projected Total Max Payment Amount is [Redacted].: Disclosed Projected Total Max Payment Amount is [Redacted], Calculated Projected Total Max Payment Amount is [Redacted].
Federal Compliance - Final Closing Disclosure disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.62324% or Final Disclosure APR of 9.69800% is equal to or greater than the threshold of APOR 7.70% + 1.5%, or 9.20000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100489	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.78026% or Final Disclosure APR of 9.78000% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.78026% is in excess of allowable threshold of Prime Mortgage Market Rate 7.53000% + 1.75%, or 9.28000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
State Compliance - APR on subject loan of 9.78026% is in excess of allowable threshold of Prime Mortgage Market Rate 7.53000% + 1.75%, or 9.28000%.: APR on subject loan of 9.78026% is in excess of allowable threshold of Prime Mortgage Market Rate 7.53000% + 1.75%, or 9.28000%.
Federal Compliance - Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.: Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.
Federal Compliance - Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.: Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.
Federal Compliance - Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.: Projected Payments section (pg 1): Total Estimated Payment Min does not match the actual total of payments for loan.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100490	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27748% or Final Disclosure APR of 9.78900% is equal to or greater than the threshold of APOR 7.06% + 1.5%, or 8.56000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.72445% is in excess of allowable threshold of Prime Mortgage Market Rate 7.55000% + 1.75%, or 9.30000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.72445% or Final Disclosure APR of 9.78900% is equal to or greater than the threshold of APOR 7.06% + 1.5%, or 8.56000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100499	Primary	Purchase	Non QM	3	1	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7: Note Date: ___; Lien Position: ___	Appraised Value: $[Redacted] CDA Value: [Redacted]	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.31674% or Final Disclosure APR of 9.83800% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.76443% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Insurance Monitoring Service. Fee Amount of [Redacted] exceeds tolerance of [Redacted][Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
Federal Compliance - No Valid change of circumstance provided for increase to Insurance Monitoring Service.: No Valid change of circumstance provided for increase to Insurance Monitoring Service.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.76443% or Final Disclosure APR of 9.83800% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
2026-HYB1-100501	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.52266% or Final Disclosure APR of 9.97700% is equal to or greater than the threshold of APOR 7.82% + 1.5%, or 9.32000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.91244% is in excess of allowable threshold of Prime Mortgage Market Rate 7.44000% + 1.75%, or 9.19000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Receipt dated[Redacted]owever appraisal report dated [Redacted].: Receipt dated[Redacted]owever appraisal report dated [Redacted].
Federal Compliance - Waterfall exception due to missing verbal verification of employment provided within 10 business days prior to Note Date.: Waterfall exception due to missing verbal verification of employment provided within 10 business days prior to Note Date.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.91244% or Final Disclosure APR of 9.97700% is equal to or greater than the threshold of APOR 7.82% + 1.5%, or 9.32000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100502	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.26344% or Final Disclosure APR of 9.92400% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.85949% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Receipt dated [Redacted] however appraisal report dated [Redacted].: Receipt dated [Redacted] however appraisal report dated [Redacted].
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75% to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 4 of $3124 should be $3125.: Final Closing Disclosure Projected Payments: Estimated Total Monthly Payment (Maximum) for payment stream 4 of $3124 should be $3125.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.85949% or Final Disclosure APR of 9.92400% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100506	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.85561% or Final Disclosure APR of 9.85600% is equal to or greater than the threshold of APOR 7.88% + 1.5%, or 9.38000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.85561% is in excess of allowable threshold of Prime Mortgage Market Rate 7.54000% + 1.75%, or 9.29000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The Estimated Minimum Payment for payment stream 4 is not rounded properly.: The Estimated Minimum Payment for payment stream 4 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 3 is not rounded properly.: The Estimated Minimum Payment for payment stream 3 is not rounded properly.
Federal Compliance - The Estimated Minimum Payment for payment stream 2 is not rounded properly.: The Estimated Minimum Payment for payment stream 2 is not rounded properly.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100510	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.81297% or Final Disclosure APR of 9.61300% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.81297% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $5,870.: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $5,870.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100513	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.76480% or Final Disclosure APR of 9.84000% is equal to or greater than the threshold of APOR 7.65% + 1.5%, or 9.15000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.76480% is in excess of allowable threshold of Prime Mortgage Market Rate 7.40000% + 1.75%, or 9.15000%.  Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant Higher Priced Mortgage Loan.: Compliant Higher Priced Mortgage Loan.
Federal Compliance - Recevied appraisal email delivery to the borrower on[Redacted]XXXX: Recevied appraisal email delivery to the borrower on[Redacted]XXXX
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Page 1 of Closing Disclosure disclosed Estimated Total Monthly Payment Min for payment stream 3 of [Redacted]. Calculated Due Diligence Estimated Total Monthly Payment Min for payment stream 2 is [Redacted].: Page 1 of Closing Disclosure disclosed Estimated Total Monthly Payment Min for payment stream 3 of [Redacted]. Calculated Due Diligence Estimated Total Monthly Payment Min for payment stream 2 is [Redacted].
Federal Compliance - Page 1 of Closing Disclosure disclosed Estimated Total Monthly Payment Min for payment stream 2 of [Redacted]. Calculated Due Diligence Estimated Total Monthly Payment Min for payment stream 2 is [Redacted].: Page 1 of Closing Disclosure disclosed Estimated Total Monthly Payment Min for payment stream 2 of [Redacted]. Calculated Due Diligence Estimated Total Monthly Payment Min for payment stream 2 is [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100516							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100517	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.26803% or Final Disclosure APR of 9.79300% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.79284% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.79284% or Final Disclosure APR of 9.79300% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100518	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.31469% or Final Disclosure APR of 9.84100% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.84097% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.: Per guidelines, qualifying rate is the maximum interest rate that may apply in the first 5 years after the regular periodic payment is due, and full amortization.
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,731.: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,731.
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,731.: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,731.
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,731.: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $1,731.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.84097% or Final Disclosure APR of 9.84100% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100519	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.22425% or Final Disclosure APR of 10.03900% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.97405% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
State Compliance - Clarity calculated APR exceeds threshold of APR 9.32%.: Clarity calculated APR exceeds threshold of APR 9.32%.
Federal Compliance - Estimated Total Payment Minimum Payment stream 4 and Lender's Final CD TRID Projected Payments Minimum Payment there is difference of 1$.: Estimated Total Payment Minimum Payment stream 4 and Lender's Final CD TRID Projected Payments Minimum Payment there is difference of 1$.
Federal Compliance - Estimated Total Payment Minimum Payment stream 3 and Lender's Final CD TRID Projected Payments Minimum Payment there is difference of 1$.: Estimated Total Payment Minimum Payment stream 3 and Lender's Final CD TRID Projected Payments Minimum Payment there is difference of 1$.
Federal Compliance - Estimated Total Payment Minimum Payment stream 2 and Lender's Final CD TRID Projected Payments Minimum Payment there is difference of 1$.: Estimated Total Payment Minimum Payment stream 2 and Lender's Final CD TRID Projected Payments Minimum Payment there is difference of 1$.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.97405% or Final Disclosure APR of 10.03900% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100520	Second Home	Refinance Cash-out - Other	Non QM	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
																					[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.	Federal Compliance - Missing evidence of Appraisal receipt.: Missing evidence of Appraisal receipt. Federal Compliance - Waterfall due to missing VOE within 10 days of note.: Waterfall due to missing VOE within 10 days of note. Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100521	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.19371% or Final Disclosure APR of 9.79100% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.64349% is in excess of allowable threshold of Prime Mortgage Market Rate 7.47000% + 1.75%, or 9.22000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.64349% or Final Disclosure APR of 9.79100% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100522	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27745% or Final Disclosure APR of 9.65200% is equal to or greater than the threshold of APOR 7.70% + 1.5%, or 9.20000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.65241% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.65241% or Final Disclosure APR of 9.65200% is equal to or greater than the threshold of APOR 7.70% + 1.5%, or 9.20000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100523							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Evidence of appraisal receipt not provided: Evidence of appraisal receipt not provided					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100524	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.31473% or Final Disclosure APR of 9.90000% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.83552% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Waterfall finding due to missing verbal verification of employment within ten (10) business days prior to the Note date.: Waterfall finding due to missing verbal verification of employment within ten (10) business days prior to the Note date.
Federal Compliance - Appraisal Fee , Title - Abstract / Title Search Fee and Title - Lender's Title Insurance fee were increased on [Redacted] closing disclosure with no valid change evident.: Appraisal Fee , Title - Abstract / Title Search Fee and Title - Lender's Title Insurance fee were increased on [Redacted] closing disclosure with no valid change evident.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.83552% or Final Disclosure APR of 9.90000% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100525	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27316% or Final Disclosure APR of 9.79500% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.72110% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Guidelines require a qualifying method of the maximum rate in the first 5 years.: Guidelines require a qualifying method of the maximum rate in the first 5 years.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.72110% or Final Disclosure APR of 9.79500% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100526	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.72278% or Final Disclosure APR of 9.72300% is equal to or greater than the threshold of APOR 7.70% + 1.5%, or 9.20000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.72278% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%. Compliant SubPrime Loan.	Federal Compliance - Complaint HPML, nothing required from lender. Investor to review for approval.: Complaint HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100527							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100529	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.25614% or Final Disclosure APR of 9.91700% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.85278% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] did not disclose an accurate Margin as reflected on the Note.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Verification of Employment does not meet ATR requirements as it must be dated within 10 Business Days of Closing: Verification of Employment does not meet ATR requirements as it must be dated within 10 Business Days of Closing
Federal Compliance - List was not provided.: List was not provided.
Federal Compliance - N/A: N/A	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.85278% or Final Disclosure APR of 9.91700% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure AIR Table Margin: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100530							Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2026-HYB1-100531	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27464% or Final Disclosure APR of 9.72000% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.64934% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.64934% or Final Disclosure APR of 9.72000% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100532							Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Evidence of borrower's receipt of the Appraisal within 3 business days prior to closing was not provided.: Evidence of borrower's receipt of the Appraisal within 3 business days prior to closing was not provided.					-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
	2026-HYB1-100533							Investment	Purchase	N/A	2	1				1				2	[2] Document Error - Closing Disclosure: Dates are not in chronological order.: -	Document Error - CD issued on [Redacted] was (received/signed) by borrower on [Redacted].: CD issued on [Redacted] was (received/signed) by borrower on [Redacted].	REVIEWER - WAIVED COMMENT [Redacted]: waived				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100534	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.40518% or Final Disclosure APR of 9.65100% is equal to or greater than the threshold of APOR 7.83% + 1.5%, or 9.33000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.57640% is in excess of allowable threshold of Prime Mortgage Market Rate 7.40000% + 1.75%, or 9.15000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.57640% or Final Disclosure APR of 9.65100% is equal to or greater than the threshold of APOR 7.83% + 1.5%, or 9.33000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100535	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.24419% or Final Disclosure APR of 9.69600% is equal to or greater than the threshold of APOR 7.65% + 1.5%, or 9.15000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.62139% is in excess of allowable threshold of Prime Mortgage Market Rate 7.54000% + 1.75%, or 9.29000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Receipt dated[Redacted]owever appraisal report dated [Redacted].: Receipt dated[Redacted]owever appraisal report dated [Redacted].
Federal Compliance - Note + 5% using 30 year amortization: Note + 5% using 30 year amortization	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.62139% or Final Disclosure APR of 9.69600% is equal to or greater than the threshold of APOR 7.65% + 1.5%, or 9.15000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100536	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.13786% or Final Disclosure APR of 9.81100% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.73719% is in excess of allowable threshold of Prime Mortgage Market Rate 7.43000% + 1.75%, or 9.18000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three (3) business days prior to consummation	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination.: Per guides - For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination.
Federal Compliance - Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three business days prior to consummation: Corrected Closing Disclosure provided on or after [Redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least three business days prior to consummation	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.73719% or Final Disclosure APR of 9.81100% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100537	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.55030% or Final Disclosure APR of 9.97800% is equal to or greater than the threshold of APOR 7.94% + 1.5%, or 9.44000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.00732% is in excess of allowable threshold of Prime Mortgage Market Rate 7.44000% + 1.75%, or 9.19000%. Non-Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.00732% or Final Disclosure APR of 9.97800% is equal to or greater than the threshold of APOR 7.94% + 1.5%, or 9.44000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.63871% or Final Disclosure APR of 9.97800% is equal to or greater than the threshold of APOR 7.94% + 1.5%, or 9.44000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100539	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.29058% or Final Disclosure APR of 9.80500% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.74238% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - The Max Rate Five Year Periodic P&I was used per the guidelines.: The Max Rate Five Year Periodic P&I was used per the guidelines.
Federal Compliance - Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Maximum [Redacted] and the calculated Maximum [Redacted].: Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Maximum [Redacted] and the calculated Maximum [Redacted].
Federal Compliance - Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Max [Redacted] and the calculated Max [Redacted].: Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Max [Redacted] and the calculated Max [Redacted].
Federal Compliance - Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] and the calculated minimum [Redacted].: Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] and the calculated minimum [Redacted].
Federal Compliance - Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] and the calculated minimum [Redacted].: Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] and the calculated minimum [Redacted].
Federal Compliance - Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] and the calculated minimum [Redacted].: Final Closing disclosed Estimated Total Payment minimum and maximum rounded off to nearest number on CD. Estimated total payment reported on closing disclosure is Minimum [Redacted] and the calculated minimum [Redacted].	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.74238% or Final Disclosure APR of 9.80500% is equal to or greater than the threshold of APOR 7.78% + 1.5%, or 9.28000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100540	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.47539% or Final Disclosure APR of 9.79600% is equal to or greater than the threshold of APOR 7.88% + 1.5%, or 9.38000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.79562% is in excess of allowable threshold of Prime Mortgage Market Rate 7.40000% + 1.75%, or 9.15000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 4 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from Lender. Investor to review for approval.: Compliant HPML, nothing required from Lender. Investor to review for approval.
Federal Compliance - Waterfall finding due to missing verbal verification of employment within 10 business days prior to note date.: Waterfall finding due to missing verbal verification of employment within 10 business days prior to note date.
Federal Compliance - Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $4,013.: Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $4,013.
Federal Compliance - Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $3,549.: Discrepancy due to rounding.  Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $3,549.
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $2,615.: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $2,615.
Federal Compliance - Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $2,615.: Discrepancy due to rounding.  Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $2,615.
Federal Compliance - Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $2,615.: Discrepancy due to rounding. Disclosed total minimum payment is [Redacted]Calculated total minimum payment is $2,615.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.79562% or Final Disclosure APR of 9.79600% is equal to or greater than the threshold of APOR 7.88% + 1.5%, or 9.38000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.56387% or Final Disclosure APR of 9.79600% is equal to or greater than the threshold of APOR 7.88% + 1.5%, or 9.38000%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100541	Primary	Purchase	Non QM	3	2	[2] Application / Processing - Missing Document: Missing Final 1003	Final 1003 was not signed by the lender as required. Provide fully executed 1003 signed by borrower and lender.	REVIEWER - WAIVED COMMENT [Redacted]: Client elects to down grade and waive using compensating factors Borrower has verified disposable income of at least [Redacted] .	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.31507% or Final Disclosure APR of 10.03700% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.03655% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 2 that does not match the actual total payment for the loan.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redacted] exceeds tolerance of [Redacted] plus 10% or [Redacted]. [Redacted] over legal limit. Insufficient or no cure was provided to the borrower.	Federal Compliance - Final Closing Disclosure projected total max payment amount for payment stream 2 is [Redacted]. Calculated projected total max payment amount for payment stream 2 is [Redacted].: Final Closing Disclosure projected total max payment amount for payment stream 2 is [Redacted]. Calculated projected total max payment amount for payment stream 2 is [Redacted].
Federal Compliance - File does not contain a valid COC for this fee, no evidence of cure is provided in file.: File does not contain a valid COC for this fee, no evidence of cure is provided in file.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.03655% or Final Disclosure APR of 10.03700% is equal to or greater than the threshold of APOR 7.76% + 1.5%, or 9.26000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - CURED COMMENT [Redacted]: The lender has updated the margin post consummation to bring the APR within the threshold.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted].

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100568	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.00401% or Final Disclosure APR of 10.00400% is equal to or greater than the threshold of APOR 7.77% + 1.5%, or 9.27000%. Compliant Higher Priced Mortgage Loan.
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: [Redacted] Subprime Loan: APR on subject loan of 10.00401% is in excess of allowable threshold of Prime Mortgage Market Rate 7.57000% + 1.75%, or 9.32000%. Compliant SubPrime Loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.	REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100646	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.27424% or Final Disclosure APR of 9.91300% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - [Redacted] Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: [Redacted] Subprime Loan: APR on subject loan of 9.93453% is in excess of allowable threshold of Prime Mortgage Market Rate 7.58000% + 1.75%, or 9.33000%.  Non-Compliant SubPrime Loan.
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment (Maximum) for payment stream 3 that does not match the actual total payment for the loan.	Federal Compliance - Compliant HPML, nothing required from lender. Investor to review for approval.: Compliant HPML, nothing required from lender. Investor to review for approval.
Federal Compliance - Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination: Per guides - Monthly principal and interest payment For fully amortizing ARM loan, use a payment based on the highest interest rate that can occur in the first 61 months (For 5/1 ARM with [Redacted]cap structure, use the maximum ceiling rate at the first year of adjustment period). For example, for 5/1 ARM with 5.75%, [Redacted]cap structure, use 7.75%
to calculate the principal and interest for the purpose of DTI ratio determination
Federal Compliance - Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $3,333.: Discrepancy due to rounding. Disclosed total maximum payment is [Redacted]Calculated total maximum payment is $3,333.	REVIEWER - GENERAL COMMENT [Redacted]: EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.93453% or Final Disclosure APR of 9.91300% is equal to or greater than the threshold of APOR 7.72% + 1.5%, or 9.22000%. Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove client specific override for this deal.
REVIEWER - GENERAL COMMENT [Redacted]: Client request to remove customer-specific grade override
REVIEWER - CURED COMMENT [Redacted]: Lender has reduced the margin post consummation to bring the APR within tolerance.
REVIEWER - GENERAL COMMENT [Redacted]: EV2-B regrade per guidance from outside counsel (alternate calculation method of adding unrounded values first then rounding)	State Compliance - New York Subprime Home Loan Threshold Greater than 3 Year ARM Non-Compliant: A violation of the subprime home loan provisions may be asserted by a borrower as a defense in any action by a lender or assignee to enforce a loan against a borrower in default more than sixty days or in foreclosure. Any person found to have violated the provisions shall be liable to the borrower of a subprime home loan for actual damages. The subprime home loan provisions do not otherwise appear to impose any civil liability on an assignee.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Maximum Payment Adjustable Rate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
2026-HYB1-100650	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Lender approved with DTI of 48.076%, exceeding guideline maximum of 45%.	REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1	2	[2] Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 48.18346% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment ARM: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee.  Fee Amount of [Redacted] exceeds tolerance of [Redacted].  Sufficient or excess cure was provided to the borrower at Closing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redacted] exceeds tolerance of [Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Federal Compliance - Waterfall due to DTI exception.: Waterfall due to DTI exception. Federal Compliance - Closing disclosure payment stream 1 is good until year 6, however payments adjust early in year 5.: Closing disclosure payment stream 1 is good until year 6, however payments adjust early in year 5.	SELLER - GENERAL COMMENT [Redacted]: Bank approval[Redacted] ignatures to allow DTI > 45%
REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.
SELLER - GENERAL COMMENT [Redacted]: Final CD confirming loan adjustments in Loan Terms section and again on page 4 of the final CD
REVIEWER - GENERAL COMMENT [Redacted]: Year 1 payment stream is incorrect.  it requires a minimum and maximum amount per 1026.37(C)(1)(iii)(B) and commentary.  Also see example in Comment 37(C)(1)(iii)(B)-1(ii).  Corrected CD & LOE to borrower to cure.
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing
																							REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Min Payment ARM: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and [Redacted]. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B